Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended March 31, 2016 and 2015:

	Three months ended March 31,
	2016	2015
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.– for the computation
of basic and diluted net loss per share	$(23,141)	$(216,288)

Denominator:
Weighted average shares – denominator for basic
and diluted net loss per share	52,098	50,956

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.44)	$(4.24)
Diluted	$(0.44)	$(4.24